Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Unrealized gain (loss) on marketable securities, tax	$ 189	$ 0	$ 0
Unrealized gain (loss) on hedging transactions, tax	$ 130	$ 129	$ 165